Schedule of other investments (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Other Investments
As at April 1
Reclassification from Investment in Associates during the financial year (Note 9)	1,492,955
Fair value through other comprehensive income	(76,988)
Exchange Differences	248,626
As at March 31	1,664,593
As at April 1
Disposal during the financial year
Exchange Differences
Unquoted shares at cost , net
As at March 31	$ 1,664,593